Consolidation of subsidiaries (Details) - BRL (R$)							12 Months Ended
	Dec. 31, 2021	Aug. 12, 2021	Oct. 31, 2020	Aug. 31, 2020	Aug. 09, 2019	Dec. 05, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 02, 2019	Dec. 31, 2018
Consolidated operations [Line Items]
Assets	R$ 31,075,804,000						R$ 31,075,804,000	R$ 22,324,322,000
Liabilities	(20,573,606,000)						(20,573,606,000)	(12,996,863,000)
Total equity	10,502,198,000						10,502,198,000	9,327,459,000	R$ 8,014,948,000		R$ 6,574,376,000
Currency translation adjustment							1,166,284,000	1,292,300,000	R$ 1,367,025,000
PagSeguro Brazil [Member]
Consolidated operations [Line Items]
Assets	23,863,783,000						23,863,783,000	20,089,735,000
Liabilities	(15,250,100,000)						(15,250,100,000)	(11,716,120,000)
Total equity	8,613,683,000						8,613,683,000	8,373,615,000
Currency translation adjustment							R$ 1,136,230,000	R$ 1,238,345,000
Ownership interest acquired							99.99%	99.99%
Level							Direct	Direct
BS Holding [Member]
Consolidated operations [Line Items]
Assets	545,693,000						R$ 545,693,000	R$ 488,173,000
Liabilities	(7,019,000)						(7,019,000)	0
Total equity	538,674,000						538,674,000	488,173,000
Currency translation adjustment							R$ 84,032,000	R$ 54,658,000
Ownership interest acquired							99.99%	99.99%
Level							Direct	Direct
Pagseg [Member]
Consolidated operations [Line Items]
Assets	648,175,000						R$ 648,175,000
Liabilities	(5,870,000)						(5,870,000)
Total equity	642,305,000						642,305,000
Currency translation adjustment							R$ (51,550,000)
Ownership interest acquired							99.99%
Level							Direct
PSHC [Member]
Consolidated operations [Line Items]
Assets	36,000						R$ 36,000
Liabilities	0						0
Total equity	36,000						36,000
Currency translation adjustment							R$ 0
Ownership interest acquired							99.99%
Level							Direct
Pagseg Participacoes [Member]
Consolidated operations [Line Items]
Assets								R$ 2,000
Liabilities								0
Total equity								2,000
Currency translation adjustment								R$ 0
Ownership interest acquired								99.99%
Level								Direct
Pagbank [Member]
Consolidated operations [Line Items]
Assets	180,053,000						R$ 180,053,000
Liabilities	(9,385,000)						(9,385,000)
Total equity	170,668,000						170,668,000
Currency translation adjustment							R$ (3,621,000)
Ownership interest acquired							99.99%
Level							Indirect
Pagbank Participacoes [Member]
Consolidated operations [Line Items]
Assets								R$ 15,001,000
Liabilities								(15,000,000)
Total equity								1,000
Currency translation adjustment								R$ 0
Ownership interest acquired								99.99%
Level								Indirect
Net+Phone [Member]
Consolidated operations [Line Items]
Assets	375,347,000						R$ 375,347,000	R$ 340,829,000
Liabilities	(103,424,000)						(103,424,000)	(33,100,000)
Total equity	271,923,000						271,923,000	307,729,000
Currency translation adjustment							R$ (35,806,000)	R$ (82,694,000)
Ownership interest acquired							99.99%	99.99%
Level							Indirect	Indirect
Boa Compra
Consolidated operations [Line Items]
Assets	456,934,000						R$ 456,934,000	R$ 431,624,000
Liabilities	(243,905,000)						(243,905,000)	(268,731,000)
Total equity	213,029,000						213,029,000	162,893,000
Currency translation adjustment							R$ 14,271,000	R$ 29,751,000
Ownership interest acquired							99.99%	99.99%
Level							Indirect	Indirect
BCPS [Member]
Consolidated operations [Line Items]
Assets	2,022,000						R$ 2,022,000	R$ 2,410,000
Liabilities	(52,000)						(52,000)	(476,000)
Total equity	2,074,000						2,074,000	1,934,000
Currency translation adjustment							R$ 258,000	R$ (205,000)
Ownership interest acquired							99.99%	99.50%
Level							Indirect	Indirect
Biva SEC [Member]
Consolidated operations [Line Items]
Assets	1,446,640,000						R$ 1,446,640,000
Liabilities	(1,439,545,000)						(1,439,545,000)
Total equity	7,095,000						7,095,000
Currency translation adjustment							R$ 6,728,000
Ownership interest acquired							99.99%
Level							Indirect
Biva Serviços
Consolidated operations [Line Items]
Assets	42,901,000						R$ 42,901,000
Liabilities	(5,653,000)						(5,653,000)
Total equity	37,248,000						37,248,000
Currency translation adjustment							R$ 5,965,000
Ownership interest acquired							99.99%
Level							Indirect
Biva Corban
Consolidated operations [Line Items]
Assets	21,200,000						R$ 21,200,000
Liabilities	(5,446,000)						(5,446,000)
Total equity	15,754,000						15,754,000
Currency translation adjustment							R$ 12,912,000
Ownership interest acquired							99.99%
Level							Indirect
R2Tech
Consolidated operations [Line Items]
Assets								R$ 12,511,000
Liabilities								(1,639,000)
Total equity								10,872,000
Currency translation adjustment								R$ 8,864,000
Ownership interest acquired								99.99%
Level								Indirect
BSEC [Member]
Consolidated operations [Line Items]
Assets								R$ 488,988,000
Liabilities								(488,616,000)
Total equity								372,000
Currency translation adjustment								R$ 431,000
Ownership interest acquired								99.99%
Level								Indirect
BIVA [Member]
Consolidated operations [Line Items]
Assets								R$ 18,532,000
Liabilities								(660,000)
Total equity								17,872,000
Currency translation adjustment								R$ (193,000)
Ownership interest acquired								99.99%
Level								Indirect
FIDC [Member]
Consolidated operations [Line Items]
Assets	4,770,455,000						R$ 4,770,455,000	R$ 3,422,207,000
Liabilities	(816,980,000)						(816,980,000)	(327,070,000)
Total equity	R$ 3,953,475,000						3,953,475,000	3,095,137,000
Currency translation adjustment							R$ 2,294,655,000	R$ 1,903,304,000
Ownership interest acquired	100.00%						100.00%	100.00%
Level							Indirect	Indirect
TILIX [Member]
Consolidated operations [Line Items]
Assets	R$ 13,972,000						R$ 13,972,000	R$ 8,361,000
Liabilities	(1,573,000)						(1,573,000)	(979,000)
Total equity	12,399,000						12,399,000	7,382,000
Currency translation adjustment							R$ 5,017,000	R$ (6,240,000)
Ownership interest acquired						100.00%	99.99%	99.99%
Level							Indirect	Indirect
Banco Seguro
Consolidated operations [Line Items]
Assets	10,320,430,000						R$ 10,320,430,000	R$ 5,364,406,000
Liabilities	(9,807,767,000)						(9,807,767,000)	(4,891,653,000)
Total equity	512,663,000						512,663,000	472,753,000
Currency translation adjustment							R$ 73,489,000	R$ 56,120,000
Ownership interest acquired							100.00%	100.00%
Level							Indirect	Indirect
Yami [Member]
Consolidated operations [Line Items]
Assets	2,087,000						R$ 2,087,000	R$ 1,453,000
Liabilities	(861,000)						(861,000)	(489,000)
Total equity	1,226,000						1,226,000	964,000
Currency translation adjustment							R$ 267,000	R$ 834,000
Ownership interest acquired					100.00%		99.99%	99.99%
Level							Indirect	Indirect
Registra Seguro [Member]
Consolidated operations [Line Items]
Assets	5,000,000						R$ 5,000,000	R$ 5,000,000
Liabilities	(9,000)						(9,000)	0
Total equity	4,991,000						4,991,000	5,000,000		R$ 5,000
Currency translation adjustment							R$ (9,000)	R$ (50,000)
Ownership interest acquired							99.99%	99.99%
Level							Indirect	Indirect
CDS
Consolidated operations [Line Items]
Assets	10,057,000						R$ 10,057,000	R$ 4,724,000
Liabilities	(5,583,000)						(5,583,000)	(1,073,000)
Total equity	4,474,000						4,474,000	3,651,000
Currency translation adjustment							R$ (3,157,000)	R$ (1,430,000)
Ownership interest acquired				100.00%			99.99%	99.99%
Level							Indirect	Indirect
Zvgo [Member]
Consolidated operations [Line Items]
Assets	2,013,000						R$ 2,013,000	R$ 2,310,000
Liabilities	(4,278,000)						(4,278,000)	(2,078,000)
Total equity	(2,265,000)						(2,265,000)	232,000
Currency translation adjustment							R$ (9,597,000)	R$ (1,652,000)
Ownership interest acquired							99.99%	99.99%
Level							Indirect	Indirect
Moip
Consolidated operations [Line Items]
Assets	787,659,000						R$ 787,659,000	R$ 741,689,000
Liabilities	(596,429,000)						(596,429,000)	(560,536,000)
Total equity	191,230,000						191,230,000	181,153,000
Currency translation adjustment							R$ 10,070,000	R$ 9,207,000
Ownership interest acquired			100.00%				100.00%	100.00%
Level							Indirect	Indirect
Concil
Consolidated operations [Line Items]
Assets	2,390,000						R$ 2,390,000
Liabilities	(3,080,000)						(3,080,000)
Total equity	(690,000)						(690,000)
Currency translation adjustment							R$ (2,832,000)
Ownership interest acquired		100.00%					100.00%
Level							Indirect
Pagseguro Chile [Member]
Consolidated operations [Line Items]
Assets	7,000						R$ 7,000
Liabilities	0						0
Total equity	7,000						7,000
Currency translation adjustment							R$ 0
Ownership interest acquired							100.00%
Level							Indirect
Pagseguro Colombia [Member]
Consolidated operations [Line Items]
Assets	28,000						R$ 28,000
Liabilities	0						0
Total equity	28,000						28,000
Currency translation adjustment							R$ 0
Ownership interest acquired							100.00%
Level							Indirect
PSGP México [Member]
Consolidated operations [Line Items]
Assets	1,000						R$ 1,000
Liabilities	0						0
Total equity	1,000						1,000
Currency translation adjustment							R$ 0
Ownership interest acquired							100.00%
Level							Indirect
Pagseguro Peru [Member]
Consolidated operations [Line Items]
Assets	13,000						R$ 13,000
Liabilities	0						0
Total equity	R$ 13,000						13,000
Currency translation adjustment							R$ 0
Ownership interest acquired							100.00%
Level							Indirect